RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	December 31,	December 31,	December 31,
	2017	2016	2015

Management compensation	$544,014	$717,368	$727,217
Management bonus *	$-	$-	$-
Share-based expense **	$264,172	$160,854	$553,011
Directors’ fees	$67,000	$66,000	$34,500